Finance receivables - Schedule of finance receivable, net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure For Finance Receivables [Abstract]
Minimum payments receivable	$ 8,340,953
Unearned income	(909,297)
Net investment	7,431,656
Allowance for credit losses	0
Finance receivables, net	$ 7,431,656	$ 0